Events after the balance sheet date (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities	[1]	$ 1,450,000,000	$ 1,508,000,000	$ 6,088,000,000
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share)		$ 0.15
Dividends declared before financial statements authorized for issue		$ 3,055,000,000
Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities		$ 1,450,000,000
Other equity instruments interest rate		6.20%

[1]	During 2020, HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares. For further details, see Note 31 in the Annual Report and Accounts 2020. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. In 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down. Under IFRSs external issuance costs are classified as equity.